WARRANTS	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
WARRANTS
WARRANTS

10.	WARRANTS

As of June 30, 2022, outstanding Common Share warrants and exercise prices denominated in C$ unless otherwise noted, related to unit offerings are as follows:

Exercise	Number of
Price $	Warrants	Expiry date
18.00	81,009	August 2022
17.10	21,083	August 2022
28.80	100,073	April 2023
28.80	139,659	January 2024
18.00	68,334	June 2024
18.00	150,818	November 2024
18.00	49,167	December 2024
12.00	279,613	November 2025
USD12.60	524,088	August 2026
USD9.60	146,744	August 2026
	1,560,588

12.	WARRANTS

During February 2020, 79,837 warrants were exercised for total proceeds of $713,818 and 57,515 warrants expired.

During March 2020, the Company announced a repricing of various warrants to an exercise price of C$7.80, effective April 8, 2020 and expiring on May 22, 2020. The warrants repriced ranged in exercise prices of C$17.10 to C$28.80. At the end of the warrant repricing period, all unexercised warrants revert to the original exercise price. All other terms of the warrants shall remain unchanged. A total of 736,375 warrants were repriced, and, of the repriced warrants, 158,871 were exercised during the repricing period ending on May 22, 2020, for total proceeds of $894,272. In connection with the repricing, the Company recorded a fair value adjustment on the date of the modification of $85,005, which was treated as transaction costs and recorded to additional paid in capital.

In November 2020, the Company closed on a special warrant financing (“Special Warrants”). The Company issued 270,326 Special Warrants, resulting in proceeds of $1,483,531 ($1,256,828, net of issuance costs). Each Special Warrant is exercisable, without payment of any additional consideration by the holder, into one common share and one transferrable common share warrant (“Warrants”). Each Warrant entitles the holder to acquire one common share at an exercise price at C$12.00 per warrant share for 60 months until November 2025. Each Special Warrant will automatically convert at the earlier of the date that is (i) the third business day after a receipt for a final prospectus qualifying the distribution of the shares and warrants issuable upon the conversion of the Special Warrants and (ii) four months and one day after the issue date of the Special Warrants.

Related to the special warrant financing, the Company compensated certain intermediaries cash fees equal to 7% of the gross proceeds totaling $53,929 and issued 9,286 warrants, which have the same terms as the Warrants.

In March 2021, the Special Warrants issued by the Company in connection with the November 2020 financing, automatically converted into 270,326 common shares and 270,326 Warrants.

As at December 31, 2021, outstanding common share warrants and exercise prices denominated in C$ unless otherwise noted, related to unit offerings are as follows:

Exercise	Number of
Price $	Warrants	Expiry date
18.00	81,009	August 2022
17.10	21,083	August 2022
28.80	100,073	April 2023
28.80	139,659	January 2024
18.00	68,334	June 2024
18.00	150,818	November 2024
18.00	49,167	December 2024
12.00	279,613	November 2025
USD12.60	524,088	August 2026
USD9.60	146,744	August 2026
	1,560,588